Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

February 27, 2009

Via EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:    Mr. John Grzeskiewicz

         Re: DWS Diversified International Equity Fund (the "Fund"), a series of DWS Advisor Funds (the "Registrant"), Post-Effective Amendment No. 168; (Registration Nos. 33-07404, 811-04760)

Ladies and Gentlemen:

         Filed herewith, pursuant to the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 168 ("Amendment No. 168") to the Registration Statement, which relates only to DWS Diversified International Equity Fund (the "Fund"), a series of the Registrant. By separate letter, the Registrant intends to request acceleration of effectiveness for Amendment No. 168 on March 1, 2009. Below is a brief background of the Registrant's recent filing with respect to the Fund.

         On February 10, 2009, the Registrant filed with the Commission, Post-Effective Amendment No. 166 ("Amendment No. 166") pursuant to Rule 485(a)(3) under the 1933 Act, for the purposes of including disclosure for the Fund relating to: (i) changes to the Fund's investment strategy (change from a focused to diversified investment style); (ii) upcoming name change of DWS International Select Equity Fund to DWS Diversified International Equity Fund; and (iii) a new portfolio management team for the Fund. On February 25, 2009, the Staff of the Commission confirmed by telephone that it had no comments on Amendment No. 166.

         Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectuses and Statement of Additional Information represents standard disclosure that has been, or is currently in the process of being, reviewed by the Staff of the Commission.

         Please call me at your earliest convenience if you have any further questions or comments. My telephone number is 617-295-3681.

                                    Very truly yours,

                                    /s/Laura McCollum

                                    Laura McCollum, Esq.
                                    Vice President
                                    Deutsche Investment Management Americas Inc.

cc:      John Marten, Esq., Vedder